Current Portion of Long-Term Debt (Details) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total		$ 3,000	$ 3,175
Note payable - Celtic Bank [Member]
Debt Instrument [Line Items]
Total	[1]		175
Note payable - B&B Merritt [Member]
Debt Instrument [Line Items]
Total	[2]	$ 3,000	$ 3,000

[1]	Fifteen year note payable dated July 11, 2007 in the original principal amount of $1,250 with a bank guaranteed by the U.S. Small Business Administration with Pioneer, prior to the acquisition of Pioneer by the Company. Note accrued interest at the Prime Rate plus 2% (Prime rate 3.25% plus 2% for 2015). The note was fully paid in January 2016.
[2]	Note payable bearing interest at the rate of 10% per annum, unsecured, with quarterly interest payments commencing in January 2015, with the note maturing in October 2016. Upon maturity or anytime prior, so long as the Company has not exercised its right to prepay this note, the lender can exercise its option to convert this note to equity in the Company, with 30 day advance written notice, and acquire up to 3,000 unrestricted Class A Common Shares of Ecoark at $1.00 per share, which consistent with the Merger Agreement is now 1,500 shares of Ecoark Holdings at $2.00 per share. The principal amount along with any accrued interest thereon, if converted to equity shall be deemed fully paid. As of March 31, 2016, no conversions of this debt have occurred. There was no bifurcation of the conversion option as the conversion is deemed to be conventional in nature.